Income Taxes	12 Months Ended
Oct. 31, 2022
Income Taxes [abstract]
Income Taxes
16.	Income Taxes

Tax rates applicable to the Company:

The combined Canadian federal and provincial statutory income tax rate is 27% for years ended October 31, 2022, 2021 and 2020 and the Israeli statutory corporate tax rate were 23% in 2022, 2021, and 2020.

The tax effect (computed by applying the Canadian federal and provincial statutory rate) of the significant temporary differences, which comprise deferred income tax assets and liabilities, are as follows:

	2022 $	2021 $	2020 $

Canadian statutory income tax rate	27%	27%	27%

Income tax recovery at statutory rate	(2,540,729)	(1,052,847)	(111,485)

Tax effect of:
Permanent differences and other	457,916	(4,443)	(14,070)
Tax rate difference for foreign jurisdiction	76,673	54,848	–
Change in unrecognized deferred income tax assets	2,046,894	1,002,442	125,555

Income tax provision	40,754	–	–

As of October 31, 2022, the Company has Canadian non-capital losses carried forward of $8,785,000, which is available to offset future years’ taxable income in Canada. These losses expire as follows:

$

2037	6,671
2038	104,767
2039	102,087
2040	243,880
2041	1,642,704
2042	6,684,510
8,784,619

As of October 31, 2022, the Company has a non-capital loss carried forward of approximately $2,253,000 which is available to offset future years’ taxable income in Israel.

Deferred tax assets have not been recognized in respect of these items because it is not probable that future taxable profit will be available against which the Company can utilize the benefits therefrom.